Equity and Earnings per Share - Equity-Based Compensation - Granted (Details) - shares	12 Months Ended
	Dec. 31, 2021	Jul. 09, 2021
Employee RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards (in shares)	2,136,129	0
Employee RSUs | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service	3 years
Employee RSUs | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service	4 years
Provisionally-Vested Class A Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards (in shares)	337,193
Provisionally-Vested Class A Shares | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service	1 year 10 months 24 days
Provisionally-Vested Class A Shares | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service	3 years 7 months 6 days
Provisionally-Vested Class EX Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards (in shares)	974,447	0
Provisionally-Vested Class EX Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service	1 year 10 months 24 days
Provisionally-Vested Class EX Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service	1 year 10 months 24 days
Director RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards (in shares)	75,000
Director RSUs | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service	1 year
Director RSUs | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service	1 year
Compensation Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards (in shares)	3,522,769